Short-Term and Long-Term Borrowings	12 Months Ended
Sep. 30, 2023
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 11 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term and long-term borrowings consisted of the following as of September 30, 2023 and 2022:

	2023	2022
Short-term borrowings	$4,442,870	$11,888,662
Long-term borrowings
Current portion	$43,860	$-
Non-current portion	5,398,849	9,300,625
Total long-term borrowings	$5,442,709	$9,300,625

Short-term borrowings

Short-term borrowings outstanding at September 30, 2023 were undue factored notes receivable with recourse as shown in Note 4. These notes receivable will be expired in no more than six months from September 30, 2023.

Short-term borrowings consisted of the following at September 30, 2022:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		7,000,000	$984,044	11/12/2021	11/11/2022	4.35%
Agricultural Bank		9,990,000	1,404,372	11/23/2021	11/22/2022	4.35%
Agricultural Bank		9,500,000	1,335,489	12/1/2021	11/25/2022	4.35%
Agricultural Bank		5,700,000	801,293	12/23/2021	12/22/2022	4.30%
Agricultural Bank		9,990,000	1,404,372	12/29/2021	12/10/2022	4.35%
Agricultural Bank		5,000,000	702,889	1/6/2022	1/4/2023	4.35%
Agricultural Bank		8,400,000	1,180,853	3/7/2022	3/2/2023	4.35%
Agricultural Bank		9,990,000	1,404,372	8/5/2022	8/3/2023	4.30%
Hua Xia Bank		500,000	70,289	1/28/2022	1/15/2023	4.65%
Hua Xia Bank		9,000,000	1,265,200	4/26/2022	4/15/2023	4.65%
Hua Xia Bank		9,500,000	1,335,489	5/24/2022	5/11/2023	4.65%
Total	RMB	84,570,000	$11,888,662

Long-term borrowings

Long-term borrowings consisted of the following at September 30, 2023:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,930,000	$1,361,020	4/28/2022	4/25/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/9/2022	12/8/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/15/2022	12/13/2025	3.95%
Agricultural Bank		9,900,000	1,356,909	9/26/2023	9/25/2026	3.45%
Total	RMB	39,710,000	$5,442,709

Long-term borrowings consisted of the following at September 30, 2022:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,900,000	$1,391,720	3/17/2022	3/16/2025	4.35%
Agricultural Bank		9,950,000	1,398,749	3/18/2022	3/5/2025	4.35%
Agricultural Bank		9,850,000	1,384,691	3/18/2022	2/25/2025	4.35%
Agricultural Bank		9,900,000	1,391,720	3/18/2022	2/15/2025	4.35%
Agricultural Bank		6,600,000	927,813	3/31/2022	3/25/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/19/2022	4/17/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/28/2022	4/25/2025	4.35%
Total	RMB	66,160,000	$9,300,625

The following is a maturity analysis of long-term borrowings as of September 30, 2023:

	RMB	USD
Years ending September 30,
2024	320,000	$43,860
2025	10,050,000	1,377,467
2026	29,340,000	4,021,382
2027	-	-
2028 and thereafter	-	-
Total long-term borrowings	39,710,000	$5,442,709

Pledges and Guarantees

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below:

	As of September 30,
	2023	2022
Buildings, net	$23,860	$-
Land use right, net	414,738	617,430
Total	$438,598	$617,430

Interest expense

For the years ended September 30, 2023, 2022 and 2021, interest expense on all short-term borrowings, long-term borrowings and notes payable amounted to $442,748, $1,151,567 and $1,550,082, respectively.